PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 102.0%
Municipal Bonds
Alabama 1.2%
Black Belt Energy Gas Dist. Rev., Proj. No. 5, Series A-1, (Mandatory put date 10/01/26)	4.000%(cc)	10/01/49	135	$135,336
Southeast Energy Auth. A Cooperative District Rev., Series A	5.000	11/01/25	220	220,731
				356,067
Arizona 3.7%
Arizona Indl. Dev. Auth. Rev.,
Ironwood Ranch Apts. Proj. (Mandatory put date 09/01/26)	5.000(cc)	02/01/58	1,000	1,019,287
The Ranches at Gunsmoke Proj. (Mandatory put date 11/01/26)	5.000(cc)	03/01/58	100	102,179
				1,121,466
California 11.9%
California Cnty. Tobacco Securitization Agcy. Rev., Sonoma Cnty. Securitization Corp., Series A, Rfdg.	5.000	06/01/27	325	334,489
California Infrast. & Econ. Dev. Bank Rev., Colburn Sch., Rfdg. (Mandatory put date 08/01/26)	1.750(cc)	08/01/55	880	858,613
California St., CM Veterans Bond, GO, Rfdg., AMT	3.150	12/01/26	775	767,138
City of Los Angeles Dept. of Arpt. Rev., Series B, Rfdg., AMT	5.000	05/15/27	330	339,308
Los Angeles Dept. of Wtr. & Pwr. Rev.,
LA Dept. of Wtr. & Pwr. Sys., Series C	4.000	07/01/26	475	476,170
LA Dept. of Wtr. & Pwr. Sys., Series C	5.000	07/01/26	200	202,506
Series A, Rfdg.	5.000	07/01/28	175	180,922
Series D, Rfdg.	5.000	07/01/26	425	431,851
				3,590,997
Colorado 4.9%
Colorado Hlth. Facs. Auth. Rev.,
Adventist Hlth. Sys., Sunbelt Oblig. Grp., Series B (Mandatory put date 11/20/25)	5.000(cc)	11/15/48	290	292,085
Commonspirit Hlth., Series A-1, Rfdg.	5.000	08/01/26	260	264,656
Commonspirit Hlth., Series B-1, Rfdg. (Mandatory put date 08/01/25)	5.000(cc)	08/01/49	100	100,005

PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)
Colorado Hlth. Facs. Auth. Rev., (cont’d.)
Covenant Living Communities and Svcs., Rfdg.	5.000%	12/01/27	245	$254,470
Intermountain Healthcare, Series B, Rfdg. (Mandatory put date 08/17/26)	5.000(cc)	05/15/62	175	178,464
SCL Hlth. Sys., Series A, Rfdg.	5.000	01/01/26	125	126,445

University of Colorado Rev., University Enterprise Rev., Green Bond Proj., Series C-3B, Rfdg. (Mandatory Put Date 10/15/26)	2.000(cc)	06/01/51	260	254,018
				1,470,143
Florida 0.8%
Orange Cnty. Hlth. Facs. Auth. Rev., Adventhealth Oblig. Grp., Series C, Rfdg. (Mandatory put date 11/15/26)	5.000(cc)	11/15/52	250	255,044
Georgia 2.6%
Atlanta Urban Residential Fin. Auth. Rev., GE Tower Apts., Series B (Mandatory put date 06/01/25)	5.750(cc)	06/01/27	280	280,000
Columbus Medical Ctr. Hosp. Auth. Rev., Piedmont Healthcare Proj., Inc., Series A, Rfdg. (Mandatory put date 07/01/26)	5.000(cc)	07/01/54	155	156,595
Main Street Natural Gas, Inc. Rev., Series A (Mandatory put date 09/01/27)	4.000(cc)	07/01/52	335	336,138
				772,733
Illinois 11.5%
Illinois Fin. Auth. Rev.,
Mercy Hlth. Sys. Oblig. Grp., Rfdg.	5.000	12/01/26	250	253,703
OSF Healthcare Sys., Series B-2, Rfdg. (Mandatory put date 11/15/26)	5.000(cc)	05/15/50	435	441,070
Westminster Vlg., Series A, Rfdg.	4.500	05/01/28	765	750,547
Illinois St.,
GO	5.000	06/01/26	215	218,650
Series A, GO	5.000	12/01/27	140	145,773
Series D, GO, Rfdg.	5.000	07/01/27	330	341,481

PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)

Illinois St. Rev., Jr. Oblig., Series A	4.000%	06/15/27	310	$314,172
Illinois St. Toll Hwy. Auth. Rev., Series A	5.000	01/01/40	1,000	1,000,116
				3,465,512
Indiana 2.8%
Indiana Fin. Auth. Rev., Indiana Univ. Hlth. Oblig. Grp., Series B (Mandatory put date 07/01/25)	2.250(cc)	12/01/58	860	858,645
Kentucky 3.4%
Kentucky Pub. Energy Auth. Rev.,
Gas Sply., Series C-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	500	500,000
Series A-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	235	235,000
Series C (Mandatory put date 02/01/28)	4.000(cc)	02/01/50	280	280,658
				1,015,658
Maryland 1.2%
Montgomery Cnty. Hsg. Opportunities Commn. Rev., Series B, AMT	3.125	07/01/28	385	373,977
Massachusetts 3.4%
Massachusetts Dev. Fin. Agcy. Rev., Dexter Southfield., Rfdg.	5.000	05/01/30	1,035	1,035,719
Michigan 2.9%
Michigan Fin. Auth. Rev., Sr. Series A, Class 1, Rfdg.	5.000	06/01/26	380	385,069
Michigan Strategic Fd. Rev., Sustainable Bond, Recycled Board Machine Proj., AMT (Mandatory put date 10/01/26)	4.000(cc)	10/01/61	500	497,382
				882,451
Minnesota 0.7%
Minnesota Rural Wtr. Fin. Auth., Inc. Rev., Rfdg., BANS	3.300	08/01/26	200	200,082

PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Missouri 2.0%
Missouri Joint Muni. Elec. Util. Commn. Rev., Iatan 2 Proj., Series A, Rfdg.	5.000%	12/01/35	600	$600,000
Nevada 3.4%
Clark Cnty. Dept. Avtn. Rev., Sub. Series B, AMT, Rfdg.	5.000	07/01/27	500	515,671
State of Nevada Dept. of Bus. & Indl. Rev., Republic SVCS Proj., Series 2001, 144A, AMT (Mandatory put date 12/01/25)	4.125(cc)	12/01/26	500	499,935
				1,015,606
New Hampshire 0.8%
New Hampshire Bus. Fin. Auth. Rev., Silverado Proj., 144A	5.000	12/01/28	250	247,437
New Jersey 1.7%
Tobacco Settlement Fin. Corp. Rev., Series A, Rfdg.	5.000	06/01/28	500	517,581
New York 5.6%
Dutchess Cnty. Loc. Dev. Corp. Rev., Health Quest Sys. Proj., Inc., Series B	5.000	07/01/26	200	203,071
Metropolitan Transp. Auth. Rev., Series C-1, Rfdg.	5.000	11/15/27	170	173,655
New York City Hsg. Dev. Corp. Rev., Sustainable Dev. Bonds, Series F-2A (Mandatory put date 12/22/26)	3.400(cc)	11/01/62	200	199,654
New York Convention Ctr. Dev. Corp. Rev., Hotel Unit Fee Sec’d., Rfdg.	5.000	11/15/40	1,000	1,000,148
New York St. Hsg. Fin. Agcy. Rev., Sustainable Bonds, Series B-2 (Mandatory put date 05/01/27)	3.600(cc)	11/01/62	105	105,001
				1,681,529
North Carolina 0.6%
Cumberland Cnty. Indl. Facs. & Pollution Ctl. Fin. Auth. Rev., Proj. Aero, AMT (Mandatory put date 11/01/25)	3.750(cc)	12/01/27	175	174,738

PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Oklahoma 1.6%
Oklahoma Dev. Fin. Auth. Rev.,
Integris, Series A, Rfdg.	5.000%	08/15/25	375	$376,206
OU Med. Proj., Series B	5.000	08/15/26	100	100,876
				477,082
Oregon 1.4%
Port of Portland Arpt. Rev., Series 27-A, Rfdg., AMT	5.000	07/01/26	420	427,446
Pennsylvania 3.7%
Pennsylvania Tpke. Commn. Rev., Series A-1, Rfdg.	5.000	12/01/40	1,000	1,000,000
University of Pittsburgh-of the Commonwealth Sys. of Higher Edl. Rev., Rfdg.	4.000	04/15/26	100	100,689
				1,100,689
South Carolina 2.5%
SCAGO Edl. Facs. Corp. for Pickens Sch. Dist. Rev., Rfdg.	5.000	12/01/30	750	750,617
Tennessee 3.8%
Tennessee Energy Acq. Corp. Gas Rev.,
Gas Proj., Series A-1, Rfdg. (Mandatory put date 05/01/28)	5.000(cc)	05/01/53	150	154,336
Nat. Gas Utility Imps. (Mandatory put date 11/01/25)	4.000(cc)	11/01/49	1,000	1,000,406
				1,154,742
Texas 14.8%
City of Austin Arpt. Sys. Rev., AMT	5.000	11/15/39	1,000	999,977
City of Dallas Hsg. Fin. Corp. Rev., The Positano (Mandatory put date 03/01/26)	5.000(cc)	09/01/26	100	100,269
Clifton Higher EdI. Fin. Corp. Rev., Idea Pub. Sch., Series B	5.000	08/15/27	335	339,922
Harris Cnty. Cultural Edl. Facs. Fin. Corp. Rev., Memorial Hermann Hlth. Sys., Series B-3 (Mandatory Put Date 12/01/26)	5.000(cc)	07/01/49	200	204,938

PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Houston Hsg. Fin. Corp. Rev., Alcott Vlg., Series A (Mandatory put date 04/01/26)	3.200%(cc)	04/01/28	500	$497,965
Lower Colorado River Auth. Rev., LCRA Transmn. Svcs. Corp. Proj., Rfdg.	5.000	05/15/26	150	152,790
Mission Econ. Dev. Corp. Rev., Wste. Mgmt., Inc. Proj., Series A, AMT (Mandatory put date 09/02/25)	3.750(cc)	05/01/46	500	499,980
New Hope Cultural EdI. Facs. Fin. Corp. Rev.,
Jubilee Academic Center, Rfdg.144A	4.000	08/15/25	195	194,754
Westminster Proj., Rfdg.	5.000	11/01/25	300	301,630
Westminster Proj., Rfdg.	5.000	11/01/26	280	285,285

Tarrant Cnty. Cultural Edl. Facs. Fin. Corp. Rev., Baylor Scott and White Hlth. Proj., Series E (Mandatory put date 05/15/26)	5.000(cc)	11/15/52	250	253,203
Texarkana Independent Sch. Dist., GO (Mandatory put date 08/15/26)	4.000(cc)	02/15/53	480	482,087
Travis Cnty. Hsg. Fin. Corp. Rev., Kensington Apts. (Mandatory put date 08/01/25)	3.750(cc)	08/01/26	150	149,998
				4,462,798
Washington 3.5%
Washington Healthcare Facs. Auth. Rev.,
Commonspirit Hlth., Series B-3, Rfdg. (Mandatory put date 08/01/26)	5.000(cc)	08/01/49	250	251,447
Multicare Hlth. Sys., Series B, Rfdg.	5.000	08/15/25	230	230,659
Multicare Hlth. Sys., Series B, Rfdg.	5.000	08/15/26	170	170,419
Overlake Hosp. Med. Ctr., Series B, Rfdg.	5.000	07/01/26	270	274,853

Whatcom Cnty. Pub. Util. Dist. No. 1, Series A, GO, AMT, BAM	5.000	12/01/27	120	123,730
				1,051,108
Wisconsin 5.6%
Pub. Fin. Auth. Rev.,
Kahala Nui Proj., Rfdg.	5.000	11/15/25	360	362,324
Kahala Nui Proj., Rfdg.	5.000	11/15/26	275	280,701
Kahala Nui Proj., Rfdg.	5.000	11/15/27	290	299,800
Triad Edu. Svcs., Inc., Series A	4.000	06/15/26	370	370,896

PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin (cont’d.)

Wisconsin Dept. of Transp. Rev., Series 1, Rfdg.	5.000%	07/01/26	265	$271,099
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev., Series B (Mandatory put date 11/01/25)	4.000(cc)	11/01/53	115	115,024
				1,699,844

Total Long-Term Investments (cost $30,782,862)				30,759,711

	Shares
Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.462%) (cost $25,125)(wb)	25,125	25,125

TOTAL INVESTMENTS 102.1% (cost $30,807,987)		30,784,836
Liabilities in excess of other assets(z) (2.1)%		(620,369)

Net Assets 100.0%		$30,164,467

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
BANS—Bond Anticipation Notes
GO—General Obligation
JPM—JPMorgan Chase Bank N.A.
MUNIPSA—Municipal Swap Weekly Yield Index
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(wb)	Represents an investment in a Fund affiliated with the Manager.

PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
10	2 Year U.S. Treasury Notes	Sep. 2025	$2,074,375	$316
Interest rate swap agreements outstanding at May 31, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
925	03/12/26	2.690%(Q)	1 Week MUNIPSA(2)(Q)/ 1.970%	$(1,501)	$—	$(1,501)	JPM
500	11/07/26	2.748%(Q)	1 Week MUNIPSA(2)(Q)/ 1.970%	633	—	633	JPM
700	02/05/27	2.840%(Q)	1 Week MUNIPSA(2)(Q)/ 1.970%	2,472	—	2,472	JPM
1,870	05/27/27	2.670%(Q)	1 Week MUNIPSA(1)(Q)/ 1.970%	(2,677)	—	(2,677)	JPM
				$(1,073)	$—	$(1,073)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).